Quarterly Holdings Report
for
Fidelity® Fundamental Developed International ETF
July 31, 2025
FDI-NPRT3-0925
1.9916390.100
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 1.0%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
Aristocrat Leisure Ltd	3,051	137,329
BELGIUM - 2.0%
Financials - 1.3%
Banks - 1.3%
KBC Group NV	1,776	185,977
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	465	101,063
TOTAL BELGIUM		287,040
CANADA - 4.1%
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cameco Corp	924	69,373
Canadian Natural Resources Ltd	2,724	86,226
Imperial Oil Ltd	1,178	98,221
		253,820
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd	117	8,604
Information Technology - 1.9%
IT Services - 0.3%
Shopify Inc Class A (United States) (b)	338	41,307
Software - 1.6%
Constellation Software Inc/Canada	68	234,598
TOTAL INFORMATION TECHNOLOGY		275,905

Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp	335	53,364
TOTAL CANADA		591,693
DENMARK - 1.3%
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	853	190,990
FRANCE - 10.9%
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 0.6%
Accor SA	1,759	89,649
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	62	152,193
TOTAL CONSUMER DISCRETIONARY		241,842

Consumer Staples - 1.0%
Food Products - 1.0%
Danone SA	1,818	149,130
Financials - 1.2%
Insurance - 1.2%
AXA SA	3,627	176,658
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
EssilorLuxottica SA	589	175,167
Industrials - 2.9%
Aerospace & Defense - 2.9%
Safran SA	1,108	366,058
Thales SA	182	48,975
		415,033
Information Technology - 0.5%
IT Services - 0.1%
Alten SA	125	10,221
Software - 0.4%
Dassault Systemes SE	1,855	61,158
TOTAL INFORMATION TECHNOLOGY		71,379

Materials - 2.4%
Chemicals - 2.4%
Air Liquide SA	1,758	346,676
TOTAL FRANCE		1,575,885
GERMANY - 13.7%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Deutsche Telekom AG	5,210	187,169
Financials - 5.9%
Banks - 0.2%
Commerzbank AG	822	30,056
Capital Markets - 2.1%
Deutsche Boerse AG	1,031	298,968
Insurance - 3.6%
Allianz SE	274	108,566
Hannover Rueck SE	646	196,394
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	332	218,082
		523,042
TOTAL FINANCIALS		852,066

Health Care - 0.9%
Health Care Providers & Services - 0.9%
Fresenius SE & Co KGaA	2,628	125,901
Industrials - 1.0%
Aerospace & Defense - 1.0%
Rheinmetall AG	70	138,639
Information Technology - 3.4%
Software - 3.4%
SAP SE	1,714	490,569
Materials - 1.1%
Construction Materials - 1.1%
Heidelberg Materials AG	671	155,063
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	1,107	34,463
TOTAL GERMANY		1,983,870
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	1,711	141,856
ITALY - 4.4%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Ferrari NV (Italy)	192	84,423
Financials - 3.2%
Banks - 3.2%
FinecoBank Banca Fineco SpA	3,216	68,704
UniCredit SpA	5,305	391,275
		459,979
Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	1,383	79,545
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	156	12,530
TOTAL ITALY		636,477
JAPAN - 17.8%
Communication Services - 1.7%
Entertainment - 1.7%
Capcom Co Ltd	2,475	63,615
Nintendo Co Ltd	2,090	175,876
		239,491
Consumer Discretionary - 1.8%
Household Durables - 1.0%
Sony Group Corp	5,615	137,098
Specialty Retail - 0.8%
Fast Retailing Co Ltd	377	115,950
TOTAL CONSUMER DISCRETIONARY		253,048

Consumer Staples - 0.7%
Food Products - 0.7%
Ajinomoto Co Inc	4,416	117,281
Financials - 3.0%
Banks - 1.3%
Mitsubishi UFJ Financial Group Inc	2,382	33,337
Sumitomo Mitsui Financial Group Inc	5,806	148,423
		181,760
Financial Services - 0.2%
ORIX Corp	1,432	32,286
Insurance - 1.5%
Tokio Marine Holdings Inc	5,446	221,163
TOTAL FINANCIALS		435,209

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	1,265	160,893
Industrials - 6.2%
Industrial Conglomerates - 2.9%
Hitachi Ltd	13,123	408,745
Machinery - 1.6%
Mitsubishi Heavy Industries Ltd	9,322	224,396
Professional Services - 0.5%
BayCurrent Inc	849	48,846
Recruit Holdings Co Ltd	460	27,612
		76,458
Trading Companies & Distributors - 1.2%
ITOCHU Corp	3,416	179,702
TOTAL INDUSTRIALS		889,301

Information Technology - 2.3%
IT Services - 0.3%
Fujitsu Ltd	2,284	50,057
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	1,766	121,208
Renesas Electronics Corp	2,212	27,371
		148,579
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	6,594	138,002
TOTAL INFORMATION TECHNOLOGY		336,638

Materials - 1.0%
Chemicals - 1.0%
Shin-Etsu Chemical Co Ltd	4,850	141,351
TOTAL JAPAN		2,573,212
NETHERLANDS - 4.7%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	2,095	60,679
Industrials - 2.4%
Professional Services - 1.8%
Wolters Kluwer NV	1,674	261,148
Trading Companies & Distributors - 0.6%
IMCD NV	742	81,561
TOTAL INDUSTRIALS		342,709

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
ASM International NV	162	79,034
ASML Holding NV	232	162,323
BE Semiconductor Industries NV	239	32,484
		273,841
TOTAL NETHERLANDS		677,229
SINGAPORE - 0.7%
Communication Services - 0.2%
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	303	47,465
Financials - 0.5%
Banks - 0.5%
United Overseas Bank Ltd	2,344	65,334
TOTAL SINGAPORE		112,799
SPAIN - 4.1%
Financials - 3.7%
Banks - 3.7%
Banco Santander SA	29,114	250,383
CaixaBank SA	30,532	287,456
		537,839
Utilities - 0.4%
Electric Utilities - 0.4%
Iberdrola SA	2,898	50,782
TOTAL SPAIN		588,621
SWEDEN - 3.7%
Financials - 1.5%
Financial Services - 1.5%
Investor AB B Shares	7,305	212,302
Industrials - 2.2%
Machinery - 2.2%
Atlas Copco AB A Shares	14,257	217,585
Indutrade AB	4,267	103,915
		321,500
TOTAL SWEDEN		533,802
SWITZERLAND - 3.0%
Financials - 3.0%
Capital Markets - 3.0%
Partners Group Holding AG	120	162,733
UBS Group AG	7,263	272,189

TOTAL SWITZERLAND		434,922
UNITED KINGDOM - 17.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Zegona Communications plc (b)	5,620	65,908
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 2.4%
Compass Group PLC	7,807	274,770
InterContinental Hotels Group PLC	685	79,283
		354,053
Leisure Products - 0.5%
Games Workshop Group PLC	330	70,994
TOTAL CONSUMER DISCRETIONARY		425,047

Consumer Staples - 0.7%
Tobacco - 0.7%
Imperial Brands PLC	2,723	106,230
Financials - 4.8%
Banks - 1.2%
Lloyds Banking Group PLC	19,421	19,954
NatWest Group PLC	21,697	151,007
		170,961
Capital Markets - 3.6%
3i Group PLC	4,418	242,196
London Stock Exchange Group PLC	2,314	282,984
		525,180
TOTAL FINANCIALS		696,141

Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
ConvaTec Group PLC (c)(d)	18,303	56,417
Pharmaceuticals - 0.5%
Astrazeneca PLC	481	71,934
TOTAL HEALTH CARE		128,351

Industrials - 7.2%
Aerospace & Defense - 4.2%
BAE Systems PLC	12,782	304,525
Rolls-Royce Holdings PLC	21,067	298,253
		602,778
Professional Services - 2.3%
RELX PLC	6,321	328,571
Trading Companies & Distributors - 0.7%
Diploma PLC	1,397	99,258
TOTAL INDUSTRIALS		1,030,607

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Halma PLC	3,074	132,021
TOTAL UNITED KINGDOM		2,584,305
UNITED STATES - 8.6%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (b)	194	121,549
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Shell PLC	6,930	248,114
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Alcon AG	1,357	119,987
Industrials - 3.7%
Electrical Equipment - 2.1%
Schneider Electric SE	1,133	295,123
Professional Services - 1.6%
Experian PLC	4,305	227,643
TOTAL INDUSTRIALS		522,766

Materials - 1.5%
Construction Materials - 1.5%
Amrize Ltd	1,447	73,147
Holcim AG	1,879	150,320
		223,467
TOTAL UNITED STATES		1,235,883
TOTAL COMMON STOCKS (Cost $12,307,294)		14,285,913

U.S. Treasury Obligations - 0.8%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 9/4/2025 (Cost $119,519)	4.29	120,000	119,515

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $29,179)	4.33	29,173	29,179

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $12,455,992)	14,434,607
NET OTHER ASSETS (LIABILITIES) - 0.1%	18,027
NET ASSETS - 100.0%	14,452,634

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $56,417 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,417 or 0.4% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	15,255,986	15,226,807	4,775	-	-	29,179	29,173	0.0%
Total	-	15,255,986	15,226,807	4,775	-	-	29,179

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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